Fair Value Measurement	12 Months Ended
Dec. 31, 2020
Fair Value Measurement
Fair Value Measurement

6. Fair Value Measurement

As of December 31, 2019 and 2020, information about (i) inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition and (ii) investments measured at NAV or its equivalent as a practical expedient is as follows:

		Fair Value Measurements at Reporting Date Using
		(Amount in Thousands)
		Quoted Prices
	As of	in Active	Significant
	December 31,	Markets for	Other	Significant
	2019	Identical	Observable	Unobservable
	(Amounts in	Assets	Inputs	Inputs	NAV
Description	thousands)	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB	RMB
Short-term investments
Investments held by consolidated investment funds	642,759	—	642,759	—	—
Long-term investments
Available-for-sale investments	15,081	—	15,081	—	—
Investments held by consolidated investment fund	260,311	—	260,311	—	—
Other long-term investments measured at fair value	255,967	7,968	—	219,679	28,320

		Fair Value Measurements at Reporting Date Using
		(Amount in Thousands)
		Quoted Prices
	As of	in Active	Significant
	December 31,	Markets for	Other	Significant
	2020	Identical	Observable	Unobservable
	(Amounts in	Assets	Inputs	Inputs	NAV
Description	thousands)	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB	RMB
Long-term investments
Available-for-sale investments	14,135	—	14,135	—	—
Investments held by consolidated investment fund	74,498	—	74,498	—	—
Other long-term investments measured at fair value	285,045	6,196	40,141	216,221	22,487

The fair value of available-for-sale investments is measured using discounted cash flow model based on contractual cash flow and a discount rate of prevailing market yield for products with similar terms as of the measurement date, as such, it is classified within Level 2 measurement.

As of December 31, 2019 and 2020, the Group has several consolidated investment funds whose underlying investments are either bonds or asset management plans. The bonds have stated maturity and normally pay a prospective fixed rate of return and using discounted cash flow model based on contractual cash flow and a discount rate of prevailing market yield for products with similar terms as of the measurement date, as such, it is classified within Level 2 measurement. The asset management plans measured at recent observable transaction prices are classified within Level 2 as well.

Other long-term investments measured at fair value are (i) equity investments in listed companies whose fair value can be obtained through active markets which is classified within Level 1 measurement, (ii) private equity funds categorized within Level 2 or Level 3 of the fair value hierarchy, and (iii) private equity funds measured at NAV.

With respect to the private equity funds within Level 3 measurement, the Group generally uses a market comparable analysis. The valuation methodology requires a subjective process in determining significant inputs and making assumptions and judgments, for which the Group considers and evaluates including, but not limited to, (1) comparable data wherever possible to quantify or adjust the fair value, (2) quantitative information about significant unobservable inputs used by the third party and (3) prevailing market conditions.

A reconciliation of the beginning and ending balances of the investments measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2020, presented as follows:

RMB
(Amount in Thousands)
Level 3 investments as of January 1, 2020	219,679
Disposal of portfolio investments	(3,523)
Changes in fair value included in investment income (loss)	2,300
Foreign currency translation adjustments	(2,235)
Level 3 investments as of December 31, 2020	216,221
Changes in net unrealized gains included in investment income (loss) related to Level 3 investments still held as of December 31, 2020	2,765

Total realized and unrealized gains and losses recorded for Level 3 investments are reported in investment income (loss) in the consolidated statements of operations.

Fair value measurement on a non-recurring basis for the year ended December 31, 2020 included that used in impairment of investments measured at cost less impairment (see Note 5) which was classified as a level 3 fair value measurement and the impairment of investments in affiliates (see Note 7) which were classified as level 2 or level 3 fair value measurement.

Fair value measurement on a non-recurring basis for the year ended December 31, 2019 included that used in impairment of held-to-maturity investment (see Note 5) which was classified as a level 3 fair value measurement.

The Group also has financial instruments that are not reported at fair value on the consolidated balance sheets but whose fair value is practicable to estimate, which include cash and cash equivalents, restricted cash, accounts receivable, amounts due from related parties, short-term held-to-maturity investments, loan receivables, other receivables and payables. The carrying amount of these short-term financial instruments approximates their fair value due to the short-term nature.

As of December 31, 2019, information about inputs into the fair value measurements of the Group’s long-term financial instruments that are not reported at fair value on balance sheet is as following:

Fair Value Measurements at Reporting Date Using
(Amount in Thousands)
Quoted Prices
			in Active	Significant
			Markets for	Other	Significant
			Identical	Observable	Unobservable
	As of December 31, 2019		Assets	Inputs	Inputs
Description	Carrying Value	Fair Value	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB	RMB
Long-term investments – held-to-maturity:
Investment in fixed income products	36,816	41,062	—	41,062	—

The fair value of long-term investments in fixed income products is estimated using a discounted cash flow model based on contractual cash flows and a discount rate at the prevailing market yield on the measurement date for similar products, and is classified as a Level 2 fair value measurement. As of December 31, 2020, the Group did not have long-term held-to-maturity investments.

On January 1, 2018, the Group adopted ASU 2016-01, Financial Instruments, and started to measure long-term equity investments, other than equity method investments, at fair value through earnings. For those investments without readily determinable fair value that the Group cannot estimate fair value without undue cost, the Group elected to record those investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes, which are generally not categorized in the fair value hierarchy. As of December 31, 2019 and 2020, the carrying value of equity investments without readily determinable fair value was RMB312,916 and RMB162,706, respectively.